Income Taxes - Schedule of Components of Income Tax Expense (Benefits) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Income Taxes - Schedule Of Components Of Income Tax Expense Benefits
Current Taxes	$ (278,320)	$ (305,673)
Deferred Taxes
Income Taxes Expense (Benefit)	$ (179,306)	$ (305,673)